Property, plant and equipment, net - Depreciation expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation, Continued and Discontinued Operations	$ 200,439	$ 234,756
Depreciation	$ 200,439	234,756
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Buildings pledged as collateral for bank loans		$ 507,586	$ 588,063